Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of June 30, 2022 and December 31, 2021 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade accounts payable	106,309	79,052
Down payments from clients	641	542
Other accounts payable	47,721	34,313
Total	154,671	113,907